Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - Interest Rate Derivatives [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Amount of Interest Rate Derivatives	$ 20.0	$ 20.0
Effective Date	Aug. 14, 2012	Aug. 14, 2012
Maturity Date	Jul. 31, 2019	Jul. 31, 2019
Weighted Average Fixed Interest Rate Paid	1.98%	1.98%
Variable Interest Rate Received	One-month LIBOR	One-month LIBOR
Maximum [Member]
Derivative [Line Items]
Notional Amount of Interest Rate Derivatives	$ 628.8	$ 2,500.0